Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets and liabilities

19.   Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2021 and 2020 are attributable to the following:

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
Property, plant and equipment and intangible assets	412,728	123,871	(953,814)	(2,117,594)	(541,086)	(1,993,723)
Derivative instruments	5,922	27,177	(520,298)	(407,740)	(514,376)	(380,563)
Reserve for employee termination benefits and provisions	235,581	258,675	(19,295)	(1,362)	216,286	257,313
Trade and other payables	45,314	26,511	(1,095)	(149,827)	44,219	(123,316)
Tax losses carried forward	1,155,781	1,101,043	—	(3,254)	1,155,781	1,097,789
Tax allowances	62,692	5,158	—	—	62,692	5,158
Other assets and liabilities (*)	551,660	638,991	(104,118)	(2,872)	447,542	636,119
Deferred tax assets/(liabilities)	2,469,678	2,181,426	(1,598,620)	(2,682,649)	871,058	(501,223)
Offsetting	(670,066)	(1,344,818)	670,066	1,344,818	—	—
Net deferred tax assets/(liabilities)	1,799,612	836,608	(928,554)	(1,337,831)	871,058	(501,223)

(*)   Mainly comprises of loans, bonds, prepaid expenses and lease liabilities deferred tax assets.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2021 and 2020 were as follows:

	2021	2020
Opening balance	(501,223)	(976,288)
Income statement charge	1,171,697	337,495
Tax charge relating to components of other comprehensive income	(322,990)	173,113
Acquisition through business combinations	(48,755)	—
Exchange differences	572,329	(35,543)
Closing balance, net	871,058	(501,223)

The Group did not recognize deferred income tax assets of TL 981,441 (31 December 2020: TL 551,847) in respect of tax losses amounting to 5,368,360 (31 December 2020: TL 2,986,951) that can be carried forward against future taxable income. The unused tax losses were incurred mainly by BeST that are not likely to generate taxable income in the foreseeable future.

19.   Deferred tax assets and liabilities (continued)

Recognized deferred tax assets and liabilities (continued)

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2022	249,297
2023	369,937
2024	632,879
2025	2,198,295
2026	88,601
2027	1,078,582
2028	314,740
2029	—
2030	139,958
2031	206,963
Indefinite	89,108
Total	5,368,360